Recent accounting pronouncements and future accounting policy changes	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Recent accounting pronouncements and future accounting policy changes
Recent accounting pronouncements and future accounting policy changes:
The following is an overview of accounting standard changes that the Corporation will be required to adopt in future years. The Corporation does not expect to adopt any of these standards before their effective dates and will continue to evaluate the impact of these standards on the consolidated financial statements.
(a)    IFRS 16 - Leases
On January 13, 2016, the IASB issued IFRS 16 Leases. IFRS 16 introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. A lessee is required to recognize a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. This standard substantially carries forward the lessor accounting requirements of IAS 17, while requiring enhanced disclosures to be provided by lessors. Other areas of the lease accounting model have been impacted, including the definition of a lease. Transitional provisions have been provided.
The new standard is effective for annual periods beginning on or after January 1, 2019. IFRS 16 will replace IAS 17 Leases and the related interpretations.
The most significant effect of the new standard will be the lessee’s recognition of the initial present value of unavoidable future lease payments as right-of-use lease assets and lease liabilities on the statement of financial position, including those for most leases that would currently be accounted for as operating leases. Both leases with durations of 12 months or less and leases for low-value assets may be exempted.
The presentation on the statement of income and other comprehensive income required by the new standard will result in the presentation of most lease expenses as depreciation of right-of-use lease assets and financing costs arising from lease liabilities, rather than as a part of operating expenses; reported results from operating activities would thus be higher under the new standard. Relative to the results of applying the current standard, although actual cash flows will be unaffected, the lessee’s statement of cash flows will reflect increases in cash flows from operating activities offset equally by decreases in cash flows from financing activities. This is the result of the presentation of the payments of the “principal” component of leases that would currently be accounted for as operating leases as a cash flow use within financing activities under the new standard.

6.	Recent accounting pronouncements and future accounting policy changes:
(a)    IFRS 16 - Leases (cont'd)
The Corporation will adopt IFRS 16 in its financial statements for the fiscal year beginning on January 1, 2019. The Corporation intends to apply the modified retrospective approach and will not restate comparative amounts for the year prior to first adoption. Right-of-use assets will be measured on transition at the amount of the lease liability on adoption (adjusted for any prepaid or accrued lease expenses). As a transitional practical expedient permitted by the new standard, the Corporation will not reassess whether contracts are, or contain, leases as at January 1, 2019, that were previously identified as leases applying IAS 17 Leases, and IFRIC 4 Determining whether an Arrangement contains a Lease. Only contracts entered into (or changed) after January 1, 2019, will be assessed for being, or containing, leases applying the criteria of the new standard. The Corporation also intends to apply the practical expedient for leases that have duration of 12 months or less.
Based on the analysis completed to date of the Corporation’s leasing arrangements as of December 31, 2018, on adoption of the new standard on January 1, 2019, the Corporation expects to recognize right-of-use assets of between $9,000,000 and $11,000,000, net of lease incentives (primarily deferred lease inducements) of approximately $2,000,000, and lease liabilities of between $13,000,000 and $15,000,000.
(b)    IFRIC 23 - Uncertainty over Income Tax Treatments
On June 7, 2017, the IASB issued IFRIC Interpretation 23 Uncertainty over Income Tax Treatments. The Interpretation provides guidance on the accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments. The Interpretation requires:

•	an entity to contemplate whether uncertain tax treatments should be considered separately, or together as a group, based on which approach provides better predictions of the resolution;

•	an entity to determine if it is probable that the tax authorities will accept the uncertain tax treatment; and

•
if it is not probable the the uncertain tax treatment will be accepted, measure the tax uncertainty based on the most likely amount of expected value, depending on whichever method better predicts the resolution of the uncertainty.

The Interpretation is applicable for annual periods beginning on or after January 1, 2019. The Corporation will adopt the Interpretation in its financial statements for the fiscal year beginning on January 1, 2019. Based on an analysis of the Corporation's historic tax filing positions as of January 1, 2019, the Corporation does not expect the Interpretation to have a material impact on the consolidated financial statements.
(c)     Amendments to References to the Conceptual Framework in IFRS Standards
On March 29, 2018 the IASB issued a revised version of its Conceptual Framework for Financial Reporting (“the Framework”) that underpins IFRS Standards. The IASB also issued Amendments to References to the Conceptual Framework in IFRS Standards (“the Amendments”) to update references in IFRS Standards to previous versions of the Conceptual Framework.
Some Standards include references to the 1989 and 2010 versions of the Framework. The IASB has published a separate document which contains consequential amendments to affected Standards so that they refer to the new Framework, with the exception of IFRS 3 Business Combinations which continues to refer to both the 1989 and 2010 Frameworks.
Both documents are effective from January 1, 2020 with earlier application permitted. The Company does not intend to adopt the Amendments in its financial statements before the annual period beginning on January 1, 2020. The extent of the impact of the change has not yet been determined.

6.	Recent accounting pronouncements and future accounting policy changes (cont'd):
(d)     Definition of a Business (Amendments to IFRS 3 Business Combinations)
On October 22, 2018 the IASB issued amendments to IFRS 3 Business Combinations, that seek to clarify whether a transaction results in an asset or a business combination.
The amendments include an election to use a concentration test. This is a simplified assessment that results in an asset acquisition if substantially all of the fair value of the gross assets is concentrated in a single identifiable asset or a group of similar identifiable assets. If a preparer chooses not to apply the concentration test, or the test is failed, then the assessment focuses on the existence of a substantive process.
The amendments apply to businesses acquired in annual reporting periods beginning on or after January 1, 2020 with earlier adoption permitted. The Corporation does not intend to adopt the amendments in its financial statements before the annual reporting period beginning on January 1, 2020. The extent of the impact of adoption of the amendments has not yet been determined.
e)    Definition of Material (Amendments to IAS 1 and IAS 8)
On October 31, 2018 the IASB refined its definition of material and removed the definition of material omissions or misstatements from IAS 8.
The definition of material has been aligned across IFRS Standards and the Conceptual Framework for Financial Reporting. The amendments provide a definition and explanatory paragraphs in one place. Pursuant to the amendments, information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.
The amendments are effective for annual periods beginning on or after January 1, 2020 with earlier adoption permitted. The Corporation does not intend to adopt the amendments in its financial statements before the annual reporting period beginning on January 1, 2020. The extent of the impact of adoption of the amendments has not yet been determined.